Warrants to Purchase Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 04, 2015	Jun. 19, 2013
Class of Warrant or Right [Line Items]
Issuance of warrant to purchase shares of common stock			331,193	331,193
Reduction of expense warrant		$ 100
Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance of warrant to purchase shares of common stock					125,000	6,193
Exercise price of warrants issued (in dollars per share)					$ 29.32	$ 96.88
Options vested			100,000
Options not vested			100,000
Savant Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance of warrant to purchase shares of common stock	200,000
Exercise price of warrants issued (in dollars per share)	$ 2.25
Warrants initial fair value	$ 700
Term of issuance of warrant	5 years
Percentage of warrant exercisable	25.00%